UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2015 – August 31, 2016

Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2016

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2015- August 31, 2016

		Money Market	7-Day SEC
		Funds Average[1]	Yield[2]:
Vanguard CMT Funds	Vanguard		8/31/2016
Fund
Total Returns
Market Liquidity	0.43%	0.16%	0.61%
Municipal Cash Management	0.20	0.02	0.55

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.18%
Municipal Cash Management	0.01	0.09

1 The expense ratios shown are from the prospectuses dated August 12, 2016 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2016, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a Thomson Reuters Company, and captures information through year-end 2015.

2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

FUND PROFILES

As of 8/31/2016
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.61%
Average Weighted Maturity	29 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	40. %
Commercial Paper	22.7
Repurchase Agreements	0.6
U.S. Government and Agency Obligations
Taxable Municipal Bonds	0.7
Tax-Exempt Municipal Bonds	0.
Corporate Bonds	0.
Other Notes	1.2

1The expense ratio shown is from the prospectus dated August 12, 2016, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2016, was 0.005%.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes
7-Day SEC Yield	0.55%
Average Weighted Maturity	19 days
Expense Ratio[1]	0.01%

Largest State Concentrations[2]
New York	19.1%
Ohio	11.3
Illinois	7.0
Texas	4.7
Colorado	4.2
Mississippi	4.1
Massachusetts	3.6
Missouri	3.5
Pennsylvania	3.1
Florida	2.8
Top Ten	63.4%

1The expense ratio shown is from the prospectus dated August 12, 2016, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2016, was 0.01%.

2Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended June 30, 2016

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	0.35%	0.18%	1.23%
Municipal Cash Management	7/19/2004	0.12	0.10	0.87

Market Liquidity Fund

Financial Statements

Statement of Net Assets

As of August 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

1	Yield
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (33.3%)
2	Federal Home Loan Bank Discount Notes	0.335%	9/7/16	500,000	499,980
2	Federal Home Loan Bank Discount Notes	0.344%	9/9/16	500,000	499,975
2	Federal Home Loan Bank Discount Notes	0.333%	9/16/16	168,710	168,691
2	Federal Home Loan Bank Discount Notes	0.315%	9/23/16	506,900	506,819
2	Federal Home Loan Bank Discount Notes	0.298%–0.300%	10/7/16	859,200	858,951
2	Federal Home Loan Bank Discount Notes	0.300%	10/12/16	413,800	413,664
2	Federal Home Loan Bank Discount Notes	0.305%	10/14/16	250,000	249,915
2	Federal Home Loan Bank Discount Notes	0.339%	11/9/16	120,369	120,287
	United States Treasury Bill	0.100%–0.345%	9/1/16	1,019,115	1,019,105
	United States Treasury Bill	0.270%	9/8/16	365,684	365,669
	United States Treasury Bill	0.275%	9/15/16	504,100	504,060
	United States Treasury Bill	0.255%	9/29/16	500,000	499,895
	United States Treasury Bill	0.275%	10/6/16	500,000	499,885
	United States Treasury Bill	0.310%	10/13/16	750,000	749,790
	United States Treasury Bill	0.320%	10/20/16	1,000,000	999,690
	United States Treasury Bill	0.305%	11/10/16	1,000,000	999,470
	United States Treasury Bill	0.300%–0.371%	11/17/16	2,000,000	1,998,860
	United States Treasury Bill	0.310%	11/25/16	1,500,000	1,498,920
3	United States Treasury Floating Rate Note	0.388%	10/31/16	414,500	414,521
3	United States Treasury Floating Rate Note	0.419%	1/31/17	1,557,300	1,557,658
	United States Treasury Note/Bond	1.000%	10/31/16	97,500	97,606
Total U.S. Government and Agency Obligations (Cost $14,522,267)					14,523,411
Commercial Paper (22.9%)
Bank Holding Company (0.5%)
4	ABN Amro Funding USA LLC	1.003%	12/16/16	18,000	17,946
4	ABN Amro Funding USA LLC	0.973%	12/19/16	69,750	69,539
4	ABN Amro Funding USA LLC	1.003%	12/20/16	50,000	49,854
4	ABN Amro Funding USA LLC	1.024%	12/22/16	63,500	63,312
					200,651

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Finance—Auto (0.7%)
	Toyota Motor Credit Corp.	0.701%	10/25/16	125,000	124,889
	Toyota Motor Credit Corp.	0.651%	11/1/16	50,000	49,928
	Toyota Motor Credit Corp.	0.883%	12/8/16	31,000	30,919
	Toyota Motor Credit Corp.	0.873%	12/13/16	27,500	27,425
	Toyota Motor Credit Corp.	0.873%	12/14/16	27,500	27,424
	Toyota Motor Credit Corp.	0.883%	12/19/16	42,000	41,879
	Toyota Motor Credit Corp.	0.883%	12/20/16	24,250	24,180
					326,644
Foreign Banks (17.3%)
4	Australia & New Zealand Banking Group, Ltd.	0.824%	11/3/16	68,000	67,900
[3,4]	Australia & New Zealand Banking Group, Ltd.	1.074%	1/30/17	128,000	127,990
[3,4]	Bank of Nova Scotia	1.070%	1/26/17	100,000	99,991
4	Commonwealth Bank of Australia	0.854%	9/14/16	50,000	49,983
4	Commonwealth Bank of Australia	0.844%	9/23/16	62,500	62,466
[3,4]	Commonwealth Bank of Australia	0.870%	9/26/16	79,500	79,499
[3,4]	Commonwealth Bank of Australia	0.863%	10/11/16	247,000	246,993
[3,4]	Commonwealth Bank of Australia	0.872%	10/24/16	60,000	59,998
[3,4]	Commonwealth Bank of Australia	0.894%	10/31/16	87,500	87,492
[3,4]	Commonwealth Bank of Australia	0.894%	11/1/16	87,500	87,497
[3,4]	Commonwealth Bank of Australia	0.817%	11/7/16	225,000	224,995
[3,4]	Commonwealth Bank of Australia	0.898%	1/9/17	200,000	199,984
[3,4]	Commonwealth Bank of Australia	1.117%	3/17/17	200,000	199,976
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	0.310%	9/1/16	864,500	864,491
4	Danske Corp.	0.933%	12/8/16	106,000	105,725
4	Danske Corp.	0.933%	12/9/16	53,000	52,861
4	Danske Corp.	0.953%	12/14/16	100,000	99,901
	ING US Funding LLC	0.712%	9/6/16	103,400	103,395
	ING US Funding LLC	0.702%	9/7/16	100,000	99,994
	ING US Funding LLC	0.702%	9/8/16	50,000	49,996
	ING US Funding LLC	0.933%	12/7/16	250,000	249,357
	ING US Funding LLC	0.943%	12/8/16	106,500	106,223
	Lloyds Bank plc	0.682%	9/20/16	147,000	146,943
4	National Australia Bank Ltd.	0.854%	9/12/16	121,000	120,987
[3,4]	National Australia Bank Ltd.	0.817%	10/5/16	300,000	299,997
[3,4]	National Australia Bank Ltd.	0.838%	10/14/16	200,000	199,994
4	National Australia Bank Ltd.	0.844%	10/24/16	80,000	79,930
	Natixis (New York Branch)	0.300%	9/1/16	830,000	829,992
4	Nordea Bank AB	0.829%	9/20/16	75,000	74,966
4	Nordea Bank AB	0.829%	9/21/16	217,000	216,896
4	Nordea Bank AB	0.910%	11/14/16	250,000	249,525
4	Nordea Bank AB	0.915%	11/18/16	123,000	122,754
4	Skandinaviska Enskilda Banken AB	0.601%	9/2/16	9,750	9,750
4	Skandinaviska Enskilda Banken AB	0.661%	10/4/16	45,000	44,970
4	Societe Generale SA	0.300%	9/1/16	864,000	864,000
	Swedbank AB	0.586%	9/19/16	200,000	199,938
	Swedbank AB	0.586%	9/20/16	150,000	149,951
[3,4]	Westpac Banking Corp.	0.862%	10/20/16	150,000	149,994
[3,4]	Westpac Banking Corp.	0.862%	11/10/16	150,000	149,994
[3,4]	Westpac Banking Corp.	1.014%	1/27/17	150,000	149,994
[3,4]	Westpac Banking Corp.	1.113%	3/9/17	80,000	79,991
[3,4]	Westpac Banking Corp.	1.060%	5/26/17	82,750	82,743
					7,550,016

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Foreign Governments (2.7%)
4 CDP Financial Inc.	0.611%	9/14/16	69,500	69,483
4 CDP Financial Inc.	0.834%–0.864%	9/16/16	80,250	80,219
4 CDP Financial Inc.	0.762%	10/3/16	100,000	99,929
4 CDP Financial Inc.	0.651%	10/4/16	23,500	23,485
4 CDP Financial Inc.	0.751%	11/2/16	35,000	34,955
4 CDP Financial Inc.	0.751%	11/9/16	60,100	60,007
4 CDP Financial Inc.	0.772%–0.802%	11/10/16	114,800	114,612
4 CDP Financial Inc.	0.852%	11/28/16	23,000	22,948
Export Development Canada	0.330%	9/12/16	40,000	39,992
Export Development Canada	0.370%	9/15/16	60,000	59,984
4 Ontario Teachers' Finance Trust	0.874%	10/11/16	33,397	33,362
4 Ontario Teachers' Finance Trust	0.884%	10/26/16	28,000	27,959
4 Ontario Teachers' Finance Trust	0.945%	11/15/16	27,000	26,944
4 Ontario Teachers' Finance Trust	1.187%	2/2/17	50,000	49,730
5 PSP Capital Inc.	0.601%	9/2/16	8,000	8,000
5 PSP Capital Inc.	0.601%	9/7/16	38,000	37,995
5 PSP Capital Inc.	0.651%	10/19/16	75,000	74,930
5 PSP Capital Inc.	0.701%	10/25/16	120,000	119,869
5 PSP Capital Inc.	0.721%	11/1/16	70,000	69,912
5 PSP Capital Inc.	0.731%	11/17/16	48,750	48,671
5 PSP Capital Inc.	0.731%	11/21/16	97,500	97,333
				1,200,319
Foreign Industrial (0.9%)
4 Sanofi	0.591%	9/30/16	78,000	77,961
4 Total Capital Canada Ltd.	0.601%	10/5/16	13,000	12,992
4 Total Capital Canada Ltd.	0.611%	10/7/16	208,000	207,867
Toyota Credit Canada Inc.	0.752%	10/31/16	50,000	49,936
Toyota Credit Canada Inc.	0.905%	12/9/16	45,000	44,888
				393,644
Industrial (0.8%)
Exxon Mobil Corp.	0.330%	9/1/16	63,000	62,999
General Electric Co.	0.330%	9/1/16	195,000	194,998
4 The Coca-Cola Co.	0.611%–0.621%	9/7/16	89,250	89,245
				347,242
Total Commercial Paper (Cost $10,018,616)				10,018,516
Certificates of Deposit (40.9%)
Domestic Banks (6.9%)
Citibank NA	0.600%	9/19/16	50,000	50,002
3 HSBC Bank USA NA	0.862%	9/21/16	50,000	49,998
HSBC Bank USA NA	0.950%	10/19/16	62,500	62,519
3 HSBC Bank USA NA	0.894%	11/4/16	50,000	49,998
3 HSBC Bank USA NA	0.898%	11/7/16	74,250	74,247
3 HSBC Bank USA NA	1.094%	2/1/17	261,000	260,977
3 JPMorgan Chase Bank NA	1.062%	4/21/17	19,500	19,497
3 JPMorgan Chase Bank NA	1.046%	5/2/17	27,500	27,498
3 State Street Bank & Trust Co.	0.846%	9/2/16	300,000	300,000
3 State Street Bank & Trust Co.	0.848%	10/6/16	197,000	196,996
3 State Street Bank & Trust Co.	0.857%	10/18/16	197,000	196,992
3 State Street Bank & Trust Co.	0.963%	1/11/17	350,000	349,972

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
3 State Street Bank & Trust Co.	1.074%	1/25/17	140,000	139,994
3 Wells Fargo Bank NA	0.846%	9/2/16	200,000	200,000
3 Wells Fargo Bank NA	0.862%	9/12/16	100,000	99,999
3 Wells Fargo Bank NA	0.861%	10/21/16	50,000	49,999
3 Wells Fargo Bank NA	0.861%	10/24/16	50,000	49,999
Wells Fargo Bank NA	0.870%	10/24/16	125,000	125,030
Wells Fargo Bank NA	0.870%	10/27/16	75,000	75,019
3 Wells Fargo Bank NA	0.864%	10/28/16	60,000	59,998
3 Wells Fargo Bank NA	0.894%	10/28/16	200,000	199,994
3 Wells Fargo Bank NA	0.836%	11/2/16	145,000	144,994
3 Wells Fargo Bank NA	0.857%	11/16/16	200,000	199,990
3 Wells Fargo Bank NA	1.006%	2/1/17	40,000	39,998
				3,023,710
Eurodollar Certificates of Deposit (0.5%)
National Australia Bank Ltd.	0.680%	10/7/16	200,000	200,000

Yankee Certificates of Deposit (33.5%)
3 Bank of Montreal (Chicago Branch)	0.836%	9/2/16	300,000	300,000
3 Bank of Montreal (Chicago Branch)	0.868%	9/12/16	100,000	99,999
Bank of Montreal (Chicago Branch)	0.590%	9/19/16	125,000	125,004
Bank of Montreal (Chicago Branch)	0.690%	10/5/16	150,000	150,000
3 Bank of Montreal (Chicago Branch)	0.894%	1/3/17	250,000	249,982
3 Bank of Montreal (Chicago Branch)	1.074%	1/27/17	100,000	99,996
3 Bank of Nova Scotia (Houston Branch)	0.848%	9/7/16	300,000	299,997
3 Bank of Nova Scotia (Houston Branch)	0.868%	9/12/16	50,000	50,000
3 Bank of Nova Scotia (Houston Branch)	0.858%	9/15/16	175,000	174,995
3 Bank of Nova Scotia (Houston Branch)	0.862%	10/21/16	100,000	99,996
3 Bank of Nova Scotia (Houston Branch)	0.870%	10/26/16	150,000	150,053
3 Bank of Nova Scotia (Houston Branch)	0.887%	1/5/17	150,000	149,990
3 Bank of Nova Scotia (Houston Branch)	1.097%	2/16/17	150,000	149,985
3 Bank of Nova Scotia (Houston Branch)	1.144%	3/3/17	125,000	125,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	9/16/16	90,000	90,006
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.680%	10/7/16	200,000	199,998
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.750%	10/28/16	200,000	200,026
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.760%	11/1/16	183,000	183,018
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.950%	12/16/16	120,000	120,068
BNP Paribas SA (New York Branch)	0.300%	9/1/16	280,000	279,997
BNP Paribas SA (New York Branch)	0.410%	9/6/16	500,000	500,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.660%	10/3/16	200,000	199,996
3 Canadian Imperial Bank of Commerce (New
York Branch)	0.862%	11/10/16	200,000	199,980
Canadian Imperial Bank of Commerce (New
York Branch)	0.930%	11/18/16	250,000	250,090
3 Canadian Imperial Bank of Commerce (New
York Branch)	0.897%	1/5/17	200,000	199,986
3 Canadian Imperial Bank of Commerce (New
York Branch)	1.112%	2/17/17	175,000	174,983

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Credit Industriel et Commercial (New York
Branch)	0.410%	9/6/16	750,000	750,000
Credit Suisse AG (New York Branch)	0.680%	9/6/16	200,000	200,002
Credit Suisse AG (New York Branch)	0.660%	10/3/16	200,000	199,996
DNB Bank ASA (New York Branch)	0.400%	9/7/16	1,085,000	1,085,000
National Australia Bank Ltd. (New York Branch)	0.900%	11/21/16	18,600	18,606
Nordea Bank Finland plc (New York Branch)	0.615%	10/3/16	200,000	199,988
3 Royal Bank of Canada (New York Branch)	0.854%	10/3/16	69,750	69,749
3 Royal Bank of Canada (New York Branch)	0.877%	10/18/16	170,500	170,493
3 Royal Bank of Canada (New York Branch)	0.864%	11/4/16	248,000	247,990
3 Royal Bank of Canada (New York Branch)	0.887%	1/5/17	250,000	249,982
3 Royal Bank of Canada (New York Branch)	1.071%	1/23/17	200,000	199,984
3 Royal Bank of Canada (New York Branch)	0.894%	2/1/17	250,000	249,977
3 Royal Bank of Canada (New York Branch)	1.107%	2/17/17	150,000	149,985
Skandinaviska Enskilda Banken (New York
Branch)	0.400%	9/6/16	620,000	620,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.680%	9/20/16	70,080	70,085
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.700%	10/3/16	150,000	150,002
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.700%	10/5/16	150,000	150,002
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.800%	10/21/16	200,000	200,044
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.910%	11/1/16	175,000	175,060
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.880%	11/15/16	150,000	150,038
3 Svenska HandelsBanken (New York Branch)	0.833%	9/12/16	190,000	189,998
Svenska HandelsBanken (New York Branch)	0.670%	10/21/16	250,000	250,015
3 Svenska HandelsBanken (New York Branch)	0.816%	11/2/16	225,000	224,995
3 Svenska HandelsBanken (New York Branch)	0.868%	11/7/16	195,000	194,996
3 Svenska HandelsBanken (New York Branch)	0.977%	1/17/17	175,000	174,991
3 Svenska HandelsBanken (New York Branch)	1.074%	1/27/17	150,000	149,994
3 Svenska HandelsBanken (New York Branch)	1.087%	2/16/17	225,000	224,978
Swedbank AB (New York Branch)	0.630%	9/1/16	250,000	250,002
Swedbank AB (New York Branch)	0.390%	9/2/16	298,000	298,000
Swedbank AB (New York Branch)	0.820%	11/1/16	250,000	250,047
3 Swedbank AB (New York Branch)	1.097%	2/16/17	400,000	399,960
3 Toronto Dominion Bank (New York Branch)	0.871%	9/23/16	206,000	205,998
Toronto Dominion Bank (New York Branch)	0.830%	11/2/16	119,000	119,014
3 Toronto Dominion Bank (New York Branch)	0.868%	11/7/16	300,000	299,982
Toronto Dominion Bank (New York Branch)	1.000%	11/8/16	25,300	25,311
3 Toronto Dominion Bank (New York Branch)	0.907%	12/19/16	91,000	90,994
3 Toronto Dominion Bank (New York Branch)	0.921%	12/23/16	200,000	199,986
3 Toronto Dominion Bank (New York Branch)	1.034%	1/30/17	250,000	249,980
3 Toronto Dominion Bank (New York Branch)	1.144%	3/21/17	175,000	174,979
3 Westpac Banking Corp. (New York Branch)	0.841%	9/1/16	21,000	21,000
Westpac Banking Corp. (New York Branch)	0.840%	9/21/16	200,000	200,028
3 Westpac Banking Corp. (New York Branch)	0.871%	9/23/16	15,000	15,000
Westpac Banking Corp. (New York Branch)	0.860%	9/28/16	99,000	99,019
3 Westpac Banking Corp. (New York Branch)	0.844%	10/3/16	85,000	84,998

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Westpac Banking Corp. (New York Branch)	0.940%	10/17/16	123,000	123,034
					14,647,427
Total Certificates of Deposit (Cost $17,870,986)					17,871,137
Other Notes (1.2%)
	Bank of America NA	0.660%	9/8/16	83,500	83,502
	Bank of America NA	0.640%	9/14/16	112,000	112,002
	Bank of America NA	0.730%	10/25/16	200,000	200,034
	Bank of America NA	0.750%	11/1/16	66,000	66,006
	Bank of America NA	0.890%	12/9/16	63,000	63,008
Total Other Notes (Cost $524,500)					524,552
Repurchase Agreements (0.6%)
	Federal Reserve Bank of New York
	(Dated 8/31/16, Repurchase Value
	$252,002,000, collateralized by U.S. Treasury
	Note/Bond 1.375%-3.375%, 11/15/19-
	2/15/24; with a value of $252,002,000)
	(Cost $252,000)	0.250%	9/1/16	252,000	252,000

Tax-Exempt Municipal Bonds (0.9%)
6	Arizona Health Facilities Authority Revenue
	(Catholic Healthcare West) VRDO	0.650%	9/7/16	12,000	12,000
6	Big Bear Lake CA Industrial Revenue
	(Southwest Gas Corp. Project) VRDO	0.620%	9/7/16	12,200	12,200
[5,6]	BlackRock MuniVest Fund II, Inc. TOB VRDO	0.590%	9/1/16	30,950	30,950
	Board of Regents of the University of Texas
	System Revenue Financing System Revenue
	VRDO	0.550%	9/7/16	28,500	28,500
	Board of Regents of the University of Texas
	System Revenue Financing System Revenue
	VRDO	0.550%	9/7/16	35,000	35,000
6	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.640%	9/7/16	9,500	9,500
	Curators of the University of Missouri System
	Facilities Revenue VRDO	0.540%	9/7/16	85,035	85,035
	Illinois Finance Authority Revenue
	(Northwestern University) VRDO	0.600%	9/7/16	9,250	9,250
6	Indiana Finance Authority Health System
	Revenue (Sisters of St. Francis Health
	Services Inc. Obligated Group) VRDO	0.650%	9/7/16	6,750	6,750
6	Indiana Finance Authority Health System
	Revenue (Sisters of St. Francis Health
	Services Inc. Obligated Group) VRDO	0.570%	9/7/16	12,000	12,000
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.570%	9/7/16	7,000	7,000
	Maryland Economic Development Corp.
	Revenue (Howard Hughes Medical Institute)
	VRDO	0.620%	9/7/16	14,250	14,250
6	New York City NY GO VRDO	0.570%	9/7/16	47,450	47,450
6	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.600%	9/7/16	7,500	7,500

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
6	New York State Housing Finance Agency
	Housing Revenue (10 Liberty Street) VRDO	0.640%	9/7/16	15,700	15,700
6	New York State Housing Finance Agency
	Housing Revenue (625 W 57th St) VRDO	0.570%	9/7/16	7,000	7,000
6	New York State Housing Finance Agency
	Revenue (Riverside Center) VRDO	0.650%	9/7/16	10,750	10,750
[6,7]	North Broward FL Hospital District Revenue
	VRDO	0.570%	9/7/16	16,750	16,750
6	Onondaga County NY Trust For Cultural
	Resources Revenue (Syracuse University
	Project) VRDO	0.570%	9/7/16	7,000	7,000
6	Sacramento CA Municipal Utility District
	Revenue VRDO	0.560%	9/7/16	10,750	10,750
	University of Texas Permanent University Fund
	Revenue VRDO	0.560%	9/7/16	7,000	7,000
Total Tax-Exempt Municipal Bonds (Cost $392,335)					392,335
Corporate Bonds (0.7%)
3	Toyota Motor Credit Corp.	0.857%	10/7/16	201,000	200,978
3	Toyota Motor Credit Corp.	1.045%	4/24/17	100,000	100,098
Total Corporate Bonds (Cost $301,000)					301,076
Taxable Municipal Bonds (0.7%)
[5,6]	BlackRock Municipal Bond Trust TOB VRDO	0.590%	9/1/16	7,410	7,410
[5,6]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.590%	9/1/16	9,915	9,915
[5,6]	BlackRock Municipal Income Trust II TOB VRDO	0.590%	9/1/16	28,000	28,000
[5,6]	BlackRock Municipal Income Trust TOB VRDO	0.590%	9/1/16	54,000	54,000
[5,6]	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.590%	9/1/16	12,635	12,635
[5,6]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.590%	9/1/16	4,990	4,990
[5,6]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.590%	9/1/16	10,955	10,955
[5,6]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.590%	9/1/16	25,500	25,500
[5,6]	BlackRock MuniVest Fund, Inc. TOB VRDO	0.590%	9/1/16	46,000	46,000
[5,6]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.590%	9/1/16	13,360	13,360
[5,6]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.590%	9/1/16	32,000	32,000
[5,6]	BlackRock Strategic Municipal Trust TOB VRDO	0.590%	9/1/16	4,855	4,855
5	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.780%	9/7/16	2,855	2,855
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.780%	9/7/16	2,800	2,800
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.510%	9/7/16	13,000	13,000
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.600%	9/7/16	37,000	37,000
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.780%	9/7/16	1,500	1,500
Total Taxable Municipal Bonds (Cost $306,775)					306,775
Total Investments (101.2%) (Cost $44,188,479)					44,189,802
	Start of Breakout Items

Market Liquidity Fund

Amount
Other Assets and Liabilities (-1.2%)	($000)
Other Assets
Receivables for Accrued Income	16,503
Total Other Assets	16,503
Liabilities
Payables for Investment Securities Purchased	(522,851)
Payables for Capital Shares Redeemed	(2)
Payables for Distributions	(10)
Payables to Vanguard	(125)
Other Liabilities	(115)
Total Liabilities	(523,103)
End of Breakout Items
Net Assets (100%)
Applicable to 436,805,991 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	43,683,202

Net Asset Value Per Share	$100.01

At August 31, 2016, net assets consisted of:

Amount
($000)
Paid-in Capital	43,680,554
Undistributed Net Investment Income	2
Accumulated Net Realized Gains	1,323
Unrealized Appreciation (Depreciation)	1,323
Net Assets	43,683,202

• See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3 Adjustable-rate security.

4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2016, the aggregate value of these securities was $5,982,085,000, representing 13.7% of net assets.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $744,435,000, representing 1.7% of net assets.

6 Scheduled principal and interest payments are guaranteed by bank letter of credit.

7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp. GO --General Obligation Bond.

TOB--Tender Option Bond.

VRDO--Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2016
($000)
Investment Income
Income
Interest	197,302
Total Income	197,302
Expenses
The Vanguard Group—Note B
Management and Administrative	2,338
Total Expenses	2,338
Net Investment Income	194,964
Realized Net Gain (Loss) on Investment Securities Sold	154
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,323
Net Increase (Decrease) in Net Assets Resulting from Operations	196,441

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	194,964	61,969
Realized Net Gain (Loss)	154	155
Change in Unrealized Appreciation (Depreciation)	1,323	—
Net Increase (Decrease) in Net Assets Resulting from Operations	196,441	62,124
Distributions
Net Investment Income	(194,964)	(61,969)
Realized Capital Gain	—	—
Total Distributions	(194,964)	(61,969)
Capital Share Transactions
Issued	485,052,276	433,317,959
Issued in Lieu of Cash Distributions	194,778	61,888
Redeemed	(488,605,121)	(423,542,625)
Net Increase (Decrease) from Capital Share Transactions	(3,358,067)	9,837,222
Total Increase (Decrease)	(3,356,590)	9,837,377
Net Assets
Beginning of Period	47,039,792	37,202,415
End of Period[1]	43,683,202	47,039,792
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period[1]	2016	2015	2014	2013	2012
Net Asset Value, Beginning of
Period	$100.00	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.421	.100	. 100	. 100	. 100
Net Realized and Unrealized Gain
(Loss) on Investments	.010	—	—	—	—
Total from Investment Operations	.431	. 100	. 100	. 100	. 100
Distributions
Dividends from Net Investment
Income	(.421)	(.100)	(.100)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.421)	(.100)	(.100)	(.100)	(.100)
Net Asset Value, End of Period	$100.01	$100.00	$100.00	$100.00	$100.00

Total Return	0.43%	0.13%	0.12%	0.15%	0.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,683	$47,040	$37,202	$28,103	$32,648
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.42%	0.13%	0.12%	0.15%	0.14%
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Prior to the Fund's adoption of the floating NAV on August 12, 2016, securities were valued at amortized cost. Beginning on August 12, 2016, bonds and temporary cash investments have been valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral connot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for

Market Liquidity Fund

all open federal income tax years (August 31, 2013-2016), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

Market Liquidity Fund

At August 31, 2016, the cost of investment securities for tax purposes was $44,188,479,000. Net unrealized appreciation of investment securities for tax purposes was $1,323,000, consisting of unrealized gains of $2,251,000 on securities that had risen in value since their purchase and $928,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Capital Shares issued and redeemed were:
	Year Ended August 31,
	2016[1]	2015[1]
	Shares	Shares
	(000)	(000)
Issued	4,850,497	4,333,179
Issued in Lieu of Cash Distributions	1,948	619
Redeemed	(4,886,025)	(4,235,426)
Net Increase (Decrease) in Shares Outstanding	(33,580)	98,372

1. Shares adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

F. Management has determined that no material events or transactions occurred subsequent to August 31, 2016, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets
As of August 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	0.570%	9/1/16	2,665	2,665

Arizona (0.7%)
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.610%	9/7/16	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.660%	9/7/16	4,000	4,000
1 Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	0.660%	9/7/16	7,350	7,350
				20,340
California (2.2%)
California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.530%	9/1/16	3,800	3,800
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	9/1/16 LOC	8,000	8,000
Los Angeles CA TRAN	3.000%	6/29/17	23,500	23,948
Los Angeles County CA TRAN	3.000%	6/30/17	15,000	15,305
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.560%	9/7/16	12,800	12,800
University of California Revenue VRDO	0.580%	9/7/16	3,450	3,450
				67,303
Colorado (4.2%)
Colorado Education Loan Program Revenue	2.000%	6/29/17	12,500	12,649
Colorado Education Loan Program Revenue	5.000%	6/29/17	12,500	12,958
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.580%	9/1/16 LOC	3,930	3,930
Colorado General Fund Revenue	2.000%	6/27/17	9,000	9,101
Colorado General Fund Revenue	3.000%	6/27/17	17,000	17,341
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.610%	9/7/16	10,000	10,000
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.610%	9/7/16	15,000	15,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.600%	9/7/16	7,185	7,185
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.650%	9/7/16 LOC	10,000	10,000
Colorado Springs CO Utility System Revenue VRDO	0.600%	9/7/16	23,645	23,645
Holland Creek CO Metropolitan District Revenue VRDO	0.600%	9/7/16 LOC	7,425	7,425
				129,234
Connecticut (2.6%)
1 Connecticut GO TOB VRDO	0.600%	9/1/16	10,700	10,700
Connecticut Health & Educational Facilities Authority Revenue (Hotchkiss School) VRDO	0.570%	9/7/16	15,000	15,000
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.640%	9/7/16 LOC	5,000	5,000
1 Connecticut Health and Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.590%	9/1/16	13,320	13,320
1 Connecticut Health and Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.590%	9/1/16	5,950	5,950
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.590%	9/7/16	12,500	12,500
Hartford County CT Metropolitan District BAN	2.000%	12/1/16	17,500	17,560
				80,030
District of Columbia (2.5%)
1 District of Columbia GO TOB VRDO	0.570%	9/7/16 LOC	21,270	21,270
District of Columbia Revenue (MedStar Health, Inc.) VRDO	0.590%	9/1/16 LOC	9,790	9,790
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.560%	9/7/16 LOC	6,790	6,790
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.590%	9/7/16	5,935	5,935
1 District of Columbia Water and Sewer Authority Public Utility Revenue TOB VRDO	0.590%	9/7/16	4,010	4,010
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.600%	9/1/16 LOC	29,760	29,760
				77,555
Florida (2.8%)
1 Florida Education System University System Improvement Revenue TOB VRDO	0.610%	9/7/16	9,985	9,985
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.590%	9/7/16	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.580%	9/1/16	5,200	5,200
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.610%	9/7/16	36,715	36,715

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Jacksonville FL Special Revenue TOB VRDO	0.590%	9/7/16	3,900	3,900
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.660%	9/7/16	10,140	10,140
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.590%	9/7/16 LOC	4,800	4,800
1 Orange County FL School Board COP TOB VRDO	0.660%	9/7/16	7,500	7,500
1 Orange County FL School Board COP TOB VRDO	0.660%	9/7/16	3,750	3,750
				86,990
Georgia (2.2%)
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.590%	9/7/16	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.600%	9/7/16 LOC	7,100	7,100
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.590%	9/7/16	4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.560%	9/7/16	20,600	20,600
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.570%	9/7/16	29,250	29,250
				68,965
Illinois (7.0%)
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.470%	9/8/16	28,954	28,954
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.600%	9/7/16	23,534	23,534
Illinois Finance Authority Revenue (Bradley University) VRDO	0.580%	9/7/16 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley University) VRDO	0.580%	9/7/16 LOC	10,000	10,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.580%	9/1/16	24,900	24,900
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.580%	9/1/16	14,900	14,900
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.620%	9/7/16	20,500	20,500
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.600%	9/1/16 LOC	6,200	6,200
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.580%	9/7/16	29,330	29,330
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.600%	9/7/16 LOC	16,600	16,600
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.580%	9/1/16	27,450	27,450
Illinois Toll Highway Authority Revenue VRDO	0.630%	9/7/16	3,000	3,000
				217,968
Indiana (2.3%)
1 Crown Point IN Multi-School Building Corp. Mortgage Revenue TOB VRDO	0.570%	9/7/16 LOC	12,285	12,285
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.670%	9/7/16 LOC	1,200	1,200
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.630%	9/7/16 LOC	12,000	12,000
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.580%	9/7/16 LOC	21,900	21,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.620%	9/7/16	9,725	9,725
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University
Health Obligated Group) VRDO	0.650%	9/7/16 LOC	13,650	13,650
				70,760
Kentucky (0.2%)
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	0.580%	9/1/16 LOC	6,665	6,665

Louisiana (0.4%)
1 Louisiana BAN TOB VRDO	0.600%	9/1/16 LOC	6,000	6,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.630%	9/7/16 LOC	5,405	5,405
				11,405
Maryland (1.0%)
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.440%	9/7/16	25,060	25,060
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.590%	9/7/16 LOC	6,800	6,800
				31,860
Massachusetts (3.6%)
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.570%	9/1/16 LOC	5,000	5,000
Massachusetts GO	2.000%	5/22/17	17,000	17,157
Massachusetts GO	2.000%	6/26/17	13,000	13,151
1 Massachusetts GO TOB VRDO	0.600%	9/1/16 LOC	20,000	20,000
1 Massachusetts GO TOB VRDO	0.600%	9/1/16 LOC	29,000	29,000
Massachusetts Water Resources Authority Revenue VRDO	0.580%	9/7/16	23,350	23,350
Massachusetts Water Resources Authority Revenue VRDO	0.610%	9/7/16	5,900	5,900

113,558
Michigan (2.0%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.580%	9/1/16 LOC	19,700	19,700

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.600%	9/7/16 LOC	16,500	16,500
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.590%	9/7/16	9,120	9,120
Michigan State University Board of Trustees General Revenue VRDO	0.640%	9/7/16	12,005	12,005
University of Michigan Revenue VRDO	0.510%	9/7/16	3,720	3,720
				61,045
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.600%	9/7/16 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.660%	9/7/16	5,070	5,070
				7,970
Mississippi (4.1%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.580%	9/1/16	7,800	7,800
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.670%	9/1/16	15,845	15,845
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.580%	9/1/16	19,300	19,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.620%	9/1/16	6,300	6,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.620%	9/1/16	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.620%	9/1/16	6,800	6,800
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.620%	9/1/16	3,400	3,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.620%	9/1/16	7,000	7,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.630%	9/7/16	12,600	12,600
Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	0.620%	9/7/16 LOC	39,000	39,000
				128,045
Missouri (3.5%)
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.580%	9/1/16	52,070	52,070
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.580%	9/7/16	8,120	8,120
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis University)
VRDO	0.600%	9/1/16 LOC	14,800	14,800
Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	0.610%	9/1/16 LOC	16,390	16,390
Nodaway County MO Industrial Development Authority Educational Facilities Revenue (Northwest
Foundation Inc.) VRDO	0.590%	9/7/16 LOC	5,335	5,335
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.580%	9/1/16 LOC	12,350	12,350
				109,065
Multiple States (5.2%)
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.640%	9/7/16 LOC	32,000	32,000
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.640%	9/7/16 LOC	63,000	63,000
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.640%	9/7/16 LOC	68,000	68,000
				163,000
Nebraska (2.1%)
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.640%	9/7/16	66,535	66,535

New Jersey (0.6%)
Hudson County NJ Improvement Authority Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.560%	9/7/16 LOC	1,100	1,100
1 Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical
Schools Project) TOB VRDO	0.600%	9/7/16	2,100	2,100
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	0.590%	9/7/16 LOC	2,000	2,000
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled
Program) VRDO	0.570%	9/7/16 LOC	1,200	1,200
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled
Program) VRDO	0.570%	9/7/16 LOC	6,900	6,900
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.590%	9/7/16 LOC	3,600	3,600

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.570%	9/7/16 LOC	1,700	1,700
				18,600
New Mexico (1.6%)
New Mexico Finance Authority Transportation Revenue VRDO	0.600%	9/7/16 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.590%	9/7/16	5,400	5,400
				48,400
New York (19.1%)
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.620%	9/7/16	16,625	16,625
New York City NY GO VRDO	0.580%	9/1/16 LOC	21,650	21,650
New York City NY GO VRDO	0.580%	9/1/16 LOC	19,895	19,895
New York City NY GO VRDO	0.590%	9/1/16	2,400	2,400
New York City NY GO VRDO	0.590%	9/1/16 LOC	5,400	5,400
New York City NY GO VRDO	0.590%	9/1/16 LOC	19,775	19,775
New York City NY GO VRDO	0.580%	9/7/16 LOC	3,000	3,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.590%	9/7/16 LOC	14,530	14,530
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.590%	9/7/16 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.650%	9/7/16	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.650%	9/7/16 LOC	25,000	25,000
New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	0.650%	9/7/16 LOC	11,600	11,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	9/1/16	5,880	5,880
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	9/1/16	2,365	2,365
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	9/1/16	27,850	27,850
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	9/1/16	5,500	5,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	9/1/16	28,450	28,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.590%	9/1/16	8,120	8,120
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.590%	9/1/16	9,125	9,125
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.610%	9/7/16	6,500	6,500
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.600%	9/7/16	12,800	12,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.580%	9/1/16	18,400	18,400
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.580%	9/1/16	10,000	10,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.560%	9/7/16	6,700	6,700
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.580%	9/1/16	4,230	4,230
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.680%	9/7/16 LOC	5,550	5,550
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.580%	9/1/16 LOC	22,875	22,875
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.570%	9/7/16 LOC	15,800	15,800
New York Metropolitan Transportation Authority Revenue VRDO	0.580%	9/1/16 LOC	9,020	9,020
New York Metropolitan Transportation Authority Revenue VRDO	0.580%	9/7/16 LOC	2,200	2,200
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.590%	9/7/16	6,250	6,250
New York State Housing Finance Agency Housing Revenue (19 India Street) VRDO	0.640%	9/7/16 LOC	9,000	9,000
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.630%	9/7/16 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.650%	9/7/16 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.630%	9/7/16 LOC	17,000	17,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.630%	9/7/16 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.640%	9/7/16	10,000	10,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.580%	9/7/16 LOC	21,700	21,700
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.620%	9/7/16 LOC	24,500	24,500
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.620%	9/7/16 LOC	34,200	34,200
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.620%	9/7/16 LOC	20,000	20,000
Port Authority of New York & New Jersey Revenue CP	0.480%	9/19/16	7,890	7,890
Port Authority of New York & New Jersey Revenue CP	0.480%	9/26/16	2,505	2,505
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.600%	9/7/16	15,190	15,190
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.600%	9/7/16 LOC	9,025	9,025
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.640%	9/7/16 LOC	6,075	6,075
				595,635
North Carolina (1.6%)
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.590%	9/7/16	18,900	18,900
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.690%	9/7/16 LOC	2,785	2,785
North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.660%	9/7/16	7,000	7,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.640%	9/7/16 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.580%	9/7/16 LOC	5,470	5,470
				51,395
Ohio (11.3%)
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.580%	9/7/16	8,000	8,000
Columbus OH GO VRDO	0.540%	9/7/16	18,820	18,820
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.570%	9/7/16 LOC	6,110	6,110
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.570%	9/7/16 LOC	11,230	11,230
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.550%	9/7/16 LOC	16,030	16,030
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.650%	9/7/16	44,300	44,300
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.550%	9/7/16 LOC	1,925	1,925
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.580%	9/7/16	5,000	5,000
Ohio Air Quality Development Authority Revenue (TimkenSteel Project) VRDO	0.630%	9/7/16 LOC	8,800	8,800
Ohio Common Schools GO VRDO	0.600%	9/7/16	9,935	9,935
Ohio Common Schools GO VRDO	0.600%	9/7/16	20,000	20,000
Ohio Common Schools GO VRDO	0.610%	9/7/16	15,445	15,445
Ohio GO VRDO	0.620%	9/7/16	1,575	1,575
Ohio GO VRDO	0.620%	9/7/16	19,140	19,140
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.560%	9/1/16	19,000	19,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.590%	9/1/16	45,050	45,050
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.590%	9/7/16	3,600	3,600
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.590%	9/7/16	15,100	15,100
Ohio Infrastructure Improvement GO VRDO	0.620%	9/7/16	20,335	20,335
Ohio State University General Receipts Revenue VRDO	0.610%	9/7/16	7,500	7,500
Ohio State University General Receipts Revenue VRDO	0.610%	9/7/16	23,765	23,765
Ohio State University General Receipts Revenue VRDO	0.620%	9/7/16	28,700	28,700
Ohio Water Development Authority Revenue (TimkenSteel Project) VRDO	0.630%	9/7/16 LOC	2,200	2,200
				351,560
Oregon (2.0%)
Oregon GO (Veterans Welfare) VRDO	0.580%	9/1/16	28,180	28,180
Oregon GO (Veterans Welfare) VRDO	0.600%	9/7/16	6,085	6,085
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.620%	9/7/16	9,145	9,145
Oregon TAN	2.000%	6/30/17	17,500	17,698
				61,108
Pennsylvania (3.1%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.600%	9/1/16	11,400	11,400
Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel
Service Inc.) VRDO	0.710%	9/1/16	13,800	13,800
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.670%	9/7/16	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.670%	9/7/16	6,400	6,400
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.570%	9/7/16 LOC	14,115	14,115
Emmaus PA General Authority Revenue VRDO	0.570%	9/7/16 LOC	23,225	23,225
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.560%	9/1/16	5,700	5,700
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.560%	9/1/16	5,315	5,315
Montgomery County PA GO VRDO	0.560%	9/1/16	5,200	5,200
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.600%	9/1/16 LOC	720	720

95,775

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.570%	9/7/16	6,045	6,045

South Carolina (0.2%)
Greenville County SC Hospital System Revenue VRDO	0.560%	9/7/16 LOC	5,200	5,200

South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.610%	9/7/16	5,840	5,840

Texas (4.7%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.600%	9/1/16	4,995	4,995
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.590%	9/7/16	11,705	11,705
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.600%	9/1/16	26,600	26,600
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.600%	9/1/16	27,110	27,110
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.600%	9/1/16	21,565	21,565
Houston TX Utility System Revenue VRDO	0.580%	9/7/16 LOC	4,425	4,425
Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	0.650%	9/7/16	13,000	13,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.590%	9/7/16	5,000	5,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.650%	9/7/16 LOC	5,750	5,750
Tarrant County TX Health Facilities Development Corp. Hospital Revenue (Cook Children's Medical
Center Project) VRDO	0.550%	9/7/16	5,000	5,000
Texas Transportation Commission Mobility Fund GO VRDO	0.650%	9/7/16	6,400	6,400
University of Texas System Revenue Financing System Revenue CP	0.480%	9/8/16	10,000	10,000
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.650%	9/7/16 LOC	5,000	5,000
				146,550
Utah (1.8%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.570%	9/7/16 LOC	23,470	23,470
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.590%	9/1/16	20,285	20,285
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project) VRDO	0.590%	9/7/16 LOC	11,970	11,970
				55,725
Vermont (0.1%)
Vermont Housing Finance Agency Revenue VRDO	0.620%	9/7/16	4,300	4,300

Virginia (0.1%)
1 University of Virginia Revenue TOB VRDO	0.590%	9/7/16	4,515	4,515

Washington (1.3%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.650%	9/7/16	6,845	6,845
1 King County WA Sewer Revenue TOB VRDO	0.590%	9/7/16	6,950	6,950
1 Seattle WA Water System Revenue TOB VRDO	0.580%	9/7/16	5,060	5,060
1 Washington GO TOB VRDO	0.590%	9/7/16	5,030	5,030
1 Washington GO TOB VRDO	0.590%	9/7/16	16,150	16,150
				40,035
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.640%	9/7/16 LOC	15,795	15,795

Wisconsin (2.0%)
Wisconsin GO (Extendible) CP	0.600%	4/30/17	30,589	30,589
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB
VRDO	0.590%	9/7/16	13,500	13,500
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.580%	9/1/16 LOC	19,110	19,110
				63,199
Total Tax-Exempt Municipal Bonds (Cost $3,090,598)				3,090,635
Total Investments (99.4%) (Cost $3,090,598)				3,090,635

Municipal Cash Management Fund

Amount
Other Assets and Liabilities (0.6%)	($000)
Other Assets
Receivables for Investment Securities Sold	17,600
Receivables for Accrued Income	2,198
Other Assets	24
Total Other Assets	19,822
Liabilities
Payables to Vanguard	(17)

Total Liabilities	(17)
Net Assets (100%)
Applicable to 31,102,756 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,110,440

Net Asset Value Per Share	$100.01

At August 31, 2016, net assets consisted of:

Amount
($000)
Paid-in Capital	3,110,393
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	10
Unrealized Appreciation (Depreciation)	37
Net Assets	3,110,440

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $484,835,000, representing 15.6% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2016
($000)
Investment Income
Income
Interest	6,239
Total Income	6,239
Expenses
The Vanguard Group—Note B
Management and Administrative	308
Total Expenses	308
Net Investment Income	5,931
Realized Net Gain (Loss) on Investment Securities Sold	27
Change in Unrealized Appreciation (Depreciation) of Investment Securities	37
Net Increase (Decrease) in Net Assets Resulting from Operations	5,995

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,931	1,529
Realized Net Gain (Loss)	27	1
Change in Unrealized Appreciation (Depreciation)	37	—
Net Increase (Decrease) in Net Assets Resulting from Operations	5,995	1,530
Distributions
Net Investment Income	(5,930)	(1,530)
Realized Capital Gain	—	—
Total Distributions	(5,930)	(1,530)
Capital Share Transactions
Issued	3,836,878	4,685,705
Issued in Lieu of Cash Distributions	5,930	1,529
Redeemed	(3,929,111)	(5,737,685)
Net Increase (Decrease) from Capital Share Transactions	(86,303)	(1,050,451)
Total Increase (Decrease)	(86,238)	(1,050,451)
Net Assets
Beginning of Period	3,196,678	4,247,129
End of Period[1]	3,110,440	3,196,678
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period[1]	2016	2015	2014	2013	2012
Net Asset Value, Beginning of
Period	$100.00	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.190	.040	.100	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	.010	—	—	—	—
Total from Investment Operations	.200	. 040.100		.100	.100
Distributions
Dividends from Net Investment
Income	(.190)	(.040)	(.100)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.190)	(.040)	(.100)	(.100)	(.100)
Net Asset Value, End of Period	$100.01	$100.00	$100.00	$100.00	$100.00

Total Return	0.20%	0.04%	0.06%	0.13%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,110	$3,197	$4,247	$3,989	$3,581
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.19%	0.04%	0.06%	0.13%	0.13%

1	Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Prior to the Fund's adoption of the floating NAV on August 12, 2016, securities were valued at amortized cost. Beginning on August 12, 2016, bonds and temporary cash investments have been valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2013-2016), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Municipal Cash Management Fund

The fund had no borrowings outstanding at August 31, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at August 31, 2016 the fund had $10,000 of long-term capital gains available for distribution.

At August 31, 2016, the cost of investment securities for tax purposes was $3,090,598,000. Net unrealized appreciation of investment securities for tax purposes was $37,000, consisting of unrealized gains of $52,000 on securities that had risen in value since their purchase and $15,000 in unrealized losses on securities that had fallen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2016, such purchases and sales were $586,025,000 and $701,085,000, respectively.

Municipal Cash Management Fund

F. Capital Shares issued and redeemed were:
	Year Ended August 31,
	2016[1]	2015[1]
	Shares	Shares
	(000)	(000)
Issued	38,369	46,857
Issued in Lieu of Cash Distributions	59	15
Redeemed	(39,291)	(57,377)
Net Increase (Decrease) in Shares Outstanding	(863)	(10,505)

1. Shares adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

At August 31, 2016, the Vanguard Intermediate-Term Tax-Exempt Fund was the record or beneficial owner of 37% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no material events or transactions occurred subsequent to August 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2016

Special 2016 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 75.5% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value Ending Account Value		Expenses Paid
	February 29, 2016	August 31, 2016	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,002.80	$0.03
Municipal Cash Management	$1,000.00	$1,001.89	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.11	$0.03
Municipal Cash Management	$1,000.00	$1,025.09	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each fund. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year directing the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they had received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance of their peer groups. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its respective peer groups and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and

Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the

Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Martha G. King John T. Marcante Chris D. McIsaac	James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2016 The Vanguard Group, Inc.
CMTO 102016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2016: $54,000
Fiscal Year Ended August 31, 2015: $53,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2016: $9,629,849
Fiscal Year Ended August 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2016: $2,717,627
Fiscal Year Ended August 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2016: $254,050
Fiscal Year Ended August 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2016: $214,225
Fiscal Year Ended August 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2016: $468,275
Fiscal Year Ended August 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2016

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.